Concentration of Credit Risk - Schedules of Concentration of Risk, by Risk Factor (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Sales Revenue Goods Net [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.00%	25.00%
Sales Revenue Goods Net [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%
Sales Revenue Goods Net [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%	9.00%
Sales Revenue Goods Net [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	4.00%	46.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			83.00%	97.00%
Accounts Receivable [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	44.00%		22.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%		25.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	1.00%		35.00%